Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	2019	2018
	A$’000	A$’000
Leasehold improvements - at cost	109	79
Less: Accumulated depreciation	(73)	(44)
	36	35

Plant and equipment - at cost	1,516	975
Less: Accumulated depreciation	(882)	(691)
	634	284

	670	319

Summary of Reconciliations of Property, Plant and Equipment

Reconciliations

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Leasehold	Plant and
	improvement	equipment	Total
	A$’000	A$’000	A$’000
Balance at June 30, 2017	60	385	445
Additions	—	86	86
Disposals	—	(27)	(27)
Depreciation expense	(25)	(169)	(194)
FX loss	—	9	9
Balance at June 30, 2018	35	284	319

	Leasehold	Plant and
	improvement	equipment	Total
	A$’000	A$’000	A$’000
Balance at June 30, 2018	35	284	319
Additions	30	541	571
Disposals	—	(54)	(54)
Depreciation expense	(31)	(190)	(221)
FX loss	2	53	55
Balance at June 30, 2019	36	634	670